Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Short-Term Borrowings [Abstract]
Short-term borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2017	2016	2015
Amount outstanding at December 31,	$242,991	209,406	191,226
Maximum amount outstanding at any month end	252,996	209,406	194,738
Average amount outstanding	228,086	185,672	184,725
Weighted average interest rate:
For the year	0.61%	0.59%	0.66
As of year end	0.62	0.59	0.60